Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 371,149	$ 1,586,330
Prepaid expenses	73,333
Total Current Assets	444,482	1,586,330
Cash and marketable securities held in Trust Account	259,865,172	258,890,370
Total Assets	260,309,654	260,476,700
Current liabilities
Accounts payable and accrued expenses	5,093,599	90,753
Accrued offering costs		40,000
Income tax payable	190,408	17,500
Total Current Liabilities	5,284,007	148,253
Deferred underwriting fee payable	9,056,250	9,056,250
Warrant Liability	201,012,750	13,676,500
Total Liabilities	215,353,007	22,881,003
Commitments
Common stock subject to possible redemption, 25,986,517 and 25,889,037 shares at redemption value at December 31, 2020 and 2019, respectively	259,865,172	258,890,370
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-incapital	0	0
(Accumulated deficit) Retained earnings	(214,909,172)	(21,295,320)
Total Stockholders' Equity	(214,908,525)	(21,294,673)
Total Liabilities and Stockholders' Equity	260,309,654	260,476,700
Class A common stock
Stockholders' Equity
Common stock, value	0	0
Class B common stock
Stockholders' Equity
Common stock, value	647	647
Total Stockholders' Equity	$ 647	$ 647